NOTE 14 - FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value measurements (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Debt Derivative liabilities	$ 558,548
Quoted Prices in Active Markets for Identical Assets (Level 1)
Liabilities:
Debt Derivative liabilities	558,548
Significant Other Oberservable Inputs (Level 2)
Liabilities:
Debt Derivative liabilities
Significant Unoberservable Inputs (Level 3)
Liabilities:
Debt Derivative liabilities	$ 558,548